SCHEDULE OF INVESTMENTS

Delaware Ivy High Income Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 1.2%
Frontier Communications Corp.(A)	1,887	$49,808

Total Communication Services - 1.2%		49,808

Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc.(A)(B)(C)(D)	—*	5,074

Casinos & Gaming – 2.4%
New Cotai Participation Corp., Class B(A)(C)(D)(E)	20,316	64,422
Studio City International Holdings Ltd. ADR(A)	2,268	26,126
Studio City International Holdings Ltd. ADR(A)(E)	934	10,763
		101,311

Education Services – 1.8%
Laureate Education, Inc., Class A(A)	5,108	74,116

Total Consumer Discretionary - 4.3%		180,501

Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(D)(E)	130	—*

Food Distributors – 0.0%
ASG Warrant Corp.(A)(B)(C)(D)(E)	20	—*

Total Consumer Staples - 0.0%		—*

Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy L.P.(A)(C)(D)(E)	1,117	18,795
Westmoreland Coal Co.(A)(B)	212	636
		19,431

Oil & Gas Drilling – 0.3%
KCA Deutag UK Finance plc(A)(B)(D)	164	13,426
Vantage Drilling Co., Units(A)	5	16
		13,442

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC(A)(B)(C)(E)	18	18
McDermott International, Inc.(A)	3,610	1,769
		1,787

Oil & Gas Exploration & Production – 0.3%
EP Energy Corp.(A)(B)(E)	127	12,519
Sabine Oil & Gas Corp.(A)(B)(E)	5	26
		12,545
Total Energy - 1.2%		47,205

Financials

Specialized Finance – 0.3%
Landcadia Holdings III, Inc., Class A(A)(F)	591	7,332
Maritime Finance Co. Ltd.(A)(B)(C)(D)(E)	1,750	4,627
		11,959
Total Financials - 0.3%		11,959

Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(B)(C)(D)(E)	19,683	—*

Total Industrials - 0.0%		—*

TOTAL COMMON STOCKS – 7.0%		$289,473
(Cost: $493,387)

PREFERRED STOCKS

Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc.(A)(B)(C)	—*	2,050

Total Consumer Discretionary - 0.1%		2,050

Energy

Oil & Gas Exploration & Production – 1.2%
Targa Resources Corp., 9.500%(A)(E)	47	50,709

Total Energy - 1.2%		50,709

TOTAL PREFERRED STOCKS – 1.3%		$52,759
(Cost: $59,203)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10-27-24(G)	40	309

TOTAL WARRANTS – 0.0%		$309
(Cost: $3,503)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Advertising – 0.7%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(H)	$27,779	29,335

Broadcasting – 1.4%
Clear Channel International B.V., 6.625%, 8-1-25(H)	2,812	2,965
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27(H)	30,428	31,273
7.750%, 4-15-28(H)	9,444	9,905
7.500%, 6-1-29(H)	12,343	12,795
		56,938

Cable & Satellite – 4.6%
Altice France Holding S.A., 6.000%, 2-15-28(H)	33,946	33,850
Altice France S.A., 5.125%, 7-15-29(H)	11,143	11,211
CSC Holdings LLC:
5.750%, 1-15-30(H)	7,623	7,928

5.000%, 11-15-31(H)	11,141	11,209
DISH DBS Corp.:
7.750%, 7-1-26	17,979	20,384
7.375%, 7-1-28	3,751	4,041
5.125%, 6-1-29(H)	15,477	15,302
LCPR Senior Secured Financing Designated Activity Co., 5.125%, 7-15-29(H)	4,350	4,511
Ligado Networks LLC (15.500% Cash or 15.500% PIK), 15.500%, 11-1-23(H)(I)	35,645	34,292
Ligado Networks LLC (17.500% Cash or 17.500% PIK), 17.500%, 5-1-24(H)(I)	2,568	1,914
Telesat Canada and Telesat LLC, 5.625%, 12-6-26(H)	29,713	29,862
VTR Comunicaciones S.p.A., 4.375%, 4-15-29(H)	14,811	14,828
VTR Finance B.V., 6.375%, 7-15-28(H)	5,206	5,537
		194,869

Integrated Telecommunication Services – 5.1%
Cablevision Lightpath LLC, 5.625%, 9-15-28(H)	6,115	6,240
Consolidated Communications, Inc.:
5.000%, 10-1-28(H)	5,170	5,251
6.500%, 10-1-28(H)	11,251	12,126
Frontier Communications Corp.:
5.875%, 10-15-27(H)	18,513	19,855
6.750%, 5-1-29(H)	15,295	16,294
5.875%, 11-1-29	5,790	5,903
Northwest Fiber LLC, 10.750%, 6-1-28(H)	6,401	7,230
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc., 6.000%, 2-15-28(H)	7,848	7,876
West Corp., 8.500%, 10-15-25(H)	92,721	90,751
Windstream Escrow LLC, 7.750%, 8-15-28(H)	42,680	44,014
		215,540

Interactive Media & Services – 0.3%
Cars.com, Inc., 6.375%, 11-1-28(H)	11,085	11,838

Publishing – 0.5%
MDC Partners, Inc., 7.500%, 5-1-24(H)(J)	19,021	19,282

Wireless Telecommunication Service – 4.0%
Digicel Group Ltd., 8.750%, 5-25-24(H)	8,139	8,507
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(H)(I)	6,897	5,807
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(H)(I)	3,223	2,506
Digicel International Finance Ltd.:
8.750%, 5-25-24(H)	51,789	54,126
8.000%, 12-31-26(H)	7,324	7,196

Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(H)(I)	4,137	4,164
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(I)	37,629	36,352
Digicel Ltd., 6.750%, 3-1-23(F)(H)	51,014	48,782
		167,440
Total Communication Services - 16.6%		695,242

Consumer Discretionary

Automotive Retail – 1.2%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	12,173	12,531
4.750%, 3-1-30	12,624	13,214
Ken Garff Automotive LLC, 4.875%, 9-15-28(H)	3,703	3,791
Lithia Motors, Inc.:
3.875%, 6-1-29(H)	7,732	8,024
4.375%, 1-15-31(H)	5,922	6,351
Sonic Automotive, Inc., 6.125%, 3-15-27	6,881	7,210
		51,121

Casinos & Gaming – 1.0%
Boyd Gaming Corp., 4.750%, 12-1-27	3,789	3,926
Everi Holdings, Inc., 5.000%, 7-15-29(H)	7,399	7,399
Golden Nugget, Inc., 6.750%, 10-15-24(H)	26,996	27,306
Midwest Gaming Borrower LLC, 4.875%, 5-1-29(H)	2,229	2,235
		40,866

Department Stores – 0.8%
Nordstrom, Inc.:
4.375%, 4-1-30(F)	10,547	11,007
5.000%, 1-15-44	21,459	21,421
		32,428

Education Services – 1.1%
Adtalem Global Education, Inc., 5.500%, 3-1-28(H)	44,418	45,198

Homefurnishing Retail – 0.1%
Ambience Merger Sub, Inc.:
4.875%, 7-15-28(H)	2,220	2,231
7.125%, 7-15-29(H)	3,935	3,984
		6,215

Hotels, Resorts & Cruise Lines – 1.7%
Boyne USA, Inc., 4.750%, 5-15-29(H)	3,714	3,843
Carnival Corp.:
10.500%, 2-1-26(H)	1,803	2,101
7.625%, 3-1-26(H)	3,693	4,016
9.875%, 8-1-27(H)	7,429	8,683
NCL Corp. Ltd.:
12.250%, 5-15-24(H)	13,730	16,599
10.250%, 2-1-26(H)	8,932	10,406
5.875%, 3-15-26(H)	3,694	3,878
POWDR Corp., 6.000%, 8-1-25(H)	3,719	3,919
Royal Caribbean Cruises Ltd., 5.500%, 4-1-28(H)	14,897	15,620
		69,065

Internet & Direct Marketing Retail – 1.0%
Arches Buyer, Inc.:
4.250%, 6-1-28(H)	22,177	21,959
6.125%, 12-1-28(H)	18,049	18,627
		40,586

Leisure Facilities – 0.6%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	9,428	9,725
Legends Hospitality Holding Co. LLC, 5.000%, 2-1-26(H)	2,216	2,313
Live Nation Entertainment, Inc., 4.750%, 10-15-27(H)	13,101	13,592
		25,630

Leisure Products – 0.8%
MajorDrive Holdings IV LLC, 6.375%, 6-1-29(H)	31,532	31,493

Specialized Consumer Services – 1.1%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(H)	11,107	11,744
5.875%, 10-1-30(H)	9,256	10,098
StoneMor, Inc., 8.500%, 5-15-29(H)	23,667	23,963
		45,805

Specialty Stores – 6.6%
Academy Ltd., 6.000%, 11-15-27(H)	18,473	19,809
Bed Bath & Beyond, Inc., 5.165%, 8-1-44	7,390	6,877
Magic MergerCo, Inc.:
5.250%, 5-1-28(H)	13,002	13,355
7.875%, 5-1-29(H)	31,538	32,563
Party City Holdings, Inc., 8.750%, 2-15-26(H)	29,133	31,136
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(H)(I)	1,308	1,314
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps), 5.750%, 7-15-25(H)(K)	2,356	2,241
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28(H)	18,447	19,185
7.750%, 2-15-29(H)	14,463	15,963
Staples, Inc.:
7.500%, 4-15-26(H)	94,192	97,677
10.750%, 4-15-27(H)	40,861	41,661
		281,781
Total Consumer Discretionary - 16.0%		670,188

Consumer Staples

Packaged Foods & Meats – 0.9%
Pilgrim’s Pride Corp., 4.250%, 4-15-31(H)	22,337	23,175
Post Holdings, Inc., 4.500%, 9-15-31(H)	7,375	7,372
Simmons Foods, Inc., 4.625%, 3-1-29(H)	7,408	7,482
		38,029
Total Consumer Staples - 0.9%		38,029

Energy

Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc: 9.875%, 12-1-25	9,705	10,738
Offshore Drilling Holding S.A., 8.375%, 9-20-20(H)(J)(L)	64,569	6,457
		17,195

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(H)	11,591	5,926

Oil & Gas Exploration & Production – 3.4%
Antero Resources Corp., 5.375%, 3-1-30(H)	3,093	3,161
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26(H)	8,882	9,323
8.250%, 12-31-28(H)	741	816
5.875%, 6-30-29(H)	3,695	3,700
California Resources Corp., 7.125%, 2-1-26(H)	2,227	2,346
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(H)	7,380	7,807
5.875%, 2-1-29(H)	5,535	5,998
Colgate Energy Partners III LLC, 5.875%, 7-1-29(H)	2,957	3,071
Crownrock L.P., 5.625%, 10-15-25(H)	27,535	28,577
CrownRock L.P. and CrownRock Finance, Inc., 5.000%, 5-1-29(H)	3,713	3,905
Endeavor Energy Resources L.P., 5.500%, 1-30-26(H)	14,195	14,793
Laredo Petroleum, Inc.:
9.500%, 1-15-25	22,631	23,875
10.125%, 1-15-28(F)	15,088	16,612
Murphy Oil Corp., 6.375%, 7-15-28	2,957	3,122
Range Resources Corp., 8.250%, 1-15-29(H)	738	833
Vine Energy Holdings LLC, 6.750%, 4-15-29	14,900	15,701
		143,640

Oil & Gas Refining & Marketing – 1.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24(F)	8,071	7,986
9.000%, 4-1-25(H)	1,481	1,616
Comstock Resources, Inc.:
6.750%, 3-1-29(H)	17,116	18,254
5.875%, 1-15-30(H)	8,866	9,054
CVR Energy, Inc., 5.250%, 2-15-25(H)	7,113	7,131
PBF Holding Co. LLC, 9.250%, 5-15-25(H)	25,935	26,161
		70,202

Oil & Gas Storage & Transportation – 0.3%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	3,691	3,802
6.000%, 2-1-29(H)	1,476	1,548
Rattler Midstream L.P., 5.625%, 7-15-25(H)	7,438	7,828
		13,178
Total Energy - 5.9%		250,141

Financials

Insurance Brokers – 3.0%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(F)(H)	33,819	37,188
NFP Corp., 6.875%, 8-15-28(H)	81,065	85,583
		122,771

Investment Banking & Brokerage – 0.5%
INTL FCStone, Inc., 8.625%, 6-15-25(H)	18,625	19,950

Property & Casualty Insurance – 0.4%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(H)(I)	18,483	19,607

Specialized Finance – 1.7%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(H)	38,595	40,620
Compass Group Diversified Holdings LLC, 5.250%, 4-15-29(H)	29,618	30,840
		71,460

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(H)	29,262	29,746

Total Financials - 6.3%		263,534

Health Care

Health Care Facilities – 0.3%
Providence Service Corp. (The), 5.875%, 11-15-25(H)	11,100	11,905

Health Care Services – 0.2%
Heartland Dental LLC, 8.500%, 5-1-26(H)	8,941	9,349

Pharmaceuticals – 0.9%
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(H)	18,538	19,533
Par Pharmaceutical, Inc., 7.500%, 4-1-27(H)	16,977	17,379
		36,912
Total Health Care - 1.4%		58,166

Industrials

Aerospace & Defense – 3.9%
TransDigm UK Holdings plc, 6.875%, 5-15-26	13,157	13,920
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
5.500%, 11-15-27	37,552	39,195
4.625%, 1-15-29(H)	7,388	7,412
Wolverine Escrow LLC:
8.500%, 11-15-24(H)	39,820	38,705
9.000%, 11-15-26(H)	59,511	58,242
13.125%, 11-15-27(H)	4,540	3,859
		161,333

Building Products – 0.3%
CP Atlas Buyer, Inc., 7.000%, 12-1-28(H)	5,339	5,548
Park River Holdings, Inc., 5.625%, 2-1-29(H)	7,826	7,625
		13,173

Diversified Support Services – 1.4%
Ahern Rentals, Inc., 7.375%, 5-15-23(F)(H)	27,281	24,728
Deluxe Corp., 8.000%, 6-1-29(H)	9,665	10,512
Nesco Holdings II, Inc., 5.500%, 4-15-29(H)	22,390	23,398
		58,638

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(H)	11,319	12,055

Total Industrials - 5.9%		245,199

Information Technology

Application Software – 1.0%
J2 Global, Inc., 4.625%, 10-15-30(H)	4,444	4,607
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(H)	11,043	11,225
7.000%, 12-31-27(H)	27,362	27,461
		43,293

IT Consulting & Other Services – 0.2%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(H)	3,740	4,457
7.375%, 9-1-25(H)	1,481	1,612
		6,069

Technology Hardware, Storage & Peripherals – 1.9%
Brightstar Escrow Corp., 9.750%, 10-15-25(H)	10,168	10,986
NCR Corp.:
5.750%, 9-1-27(H)	4,162	4,412
5.000%, 10-1-28(H)	11,115	11,510
5.125%, 4-15-29(H)	40,980	42,312
6.125%, 9-1-29(H)	5,323	5,810
5.250%, 10-1-30(H)	3,706	3,850
		78,880
Total Information Technology - 3.1%		128,242

Materials

Commodity Chemicals – 0.9%
LSF9 Atlantis Holdings LLC and Victra Finance Corp., 7.750%, 2-15-26(H)	18,454	19,162
Nova Chemicals Corp., 4.250%, 5-15-29(H)	7,422	7,506
NOVA Chemicals Corp., 5.250%, 6-1-27(H)	10,218	11,026
		37,694

Metal & Glass Containers – 0.3%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(H)(I)	11,358	11,949

Total Materials - 1.2%		49,643

Real Estate

Specialized REITs – 0.0%
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 4.750%, 4-15-28(H)	1,859	1,860

Total Real Estate - 0.0%		1,860

TOTAL CORPORATE DEBT SECURITIES – 57.3%		$2,400,244
(Cost: $2,364,301)

LOANS(K)

Communication Services

Advertising – 1.0%
Advantage Sales & Marketing, Inc., 6.000%, 10-28-27	74	75
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps), 6.000%, 10-28-27	39,971	40,431
		40,506

Broadcasting – 0.8%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.686%, 8-21-26	35,875	35,073

Integrated Telecommunication Services – 2.0%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	68,517	67,153
West Corp. (ICE LIBOR plus 400 bps), 5.000%, 10-10-24	7,868	7,712
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	6,795	6,825
		81,690

Wireless Telecommunication Service – 0.3%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.430%, 5-27-24	15,231	14,660

Total Communication Services - 4.1%		171,929

Consumer Discretionary

Apparel Retail – 0.5%
Torrid LLC, 6.250%, 6-14-28(D)	23,192	23,134

Automotive Retail – 0.1%
Midas Intermediate Holdco II LLC (ICE LIBOR plus 675 bps), 7.500%, 12-22-25	2,940	2,878

Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(C)(I)	5,904	6,021

Homefurnishing Retail – 0.4%
Ambience Merger Sub, Inc., 0.000%, 6-25-28(M)	14,803	14,819

Internet & Direct Marketing Retail – 0.4%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps), 4.500%, 11-8-27	9,251	9,269
CNT Holdings I Corp. (ICE LIBOR plus 675 bps), 7.500%, 11-6-28(D)	9,822	9,994
		19,263

Leisure Facilities – 0.7%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.203%, 12-30-26	24,155	23,631
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(D)	5,091	5,129
		28,760

Leisure Products – 0.6%
MajorDrive Holdings IV LLC, 4.500%, 6-1-28	25,665	25,733

Specialty Stores – 3.3%
Bass Pro Group LLC (ICE LIBOR plus 425 bps), 5.000%, 3-5-28	3,191	3,214

Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.000%, 10-16-23	40,343	40,348
Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps), 5.000%, 4-15-28	14,857	14,938
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2-12-28	35,003	35,069
Staples, Inc. (ICE LIBOR plus 500 bps), 5.176%, 4-12-26	33,727	32,957
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps), 8.000%, 12-21-28	2,674	2,716
Woof Holdings LLC (ICE LIBOR plus 375 bps), 4.500%, 12-21-27	4,313	4,319
		133,561

Textiles – 0.6%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 4.343%, 6-15-25	24,708	24,773

Total Consumer Discretionary - 6.7%		278,942

Energy

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27(C)	9,347	9,347
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22(D)	1,469	1,417
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(D)(I)	16,680	3,586
		14,350

Oil & Gas Equipment & Services – 0.2%
Larchmont Resources LLC (9.000% Cash or 9.000% PIK), 9.000%, 8-9-21(C)(D)(I)	14,176	5,670
McDermott Technology Americas, Inc. (10.925% Cash or 10.925% PIK), 1.093%, 6-30-25(I)	8,330	3,828
		9,498

Oil & Gas Exploration & Production – 0.1%
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps), 10.000%, 11-1-25	3,437	3,810

Oil & Gas Storage & Transportation – 0.7%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.140%, 3-1-26	34,142	26,930

Total Energy - 1.3%		54,588

Financials

Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.845%, 7-20-26	30,014	30,233

Insurance Brokers – 0.8%
Navacord Corp.:
5.000%, 3-16-28(D)(N)	CAD5,473	4,448
0.000%, 3-16-29(D)(M)(N)	1,225	991

Navacord Corp. (1-Month CDOR plus 425 bps), 5.000%, 3-16-28(D)(N)	24,091	19,580
Navacord Corp. (1-Month CDOR plus 750 bps), 8.000%, 3-16-29(D)(N)	12,183	9,852
		34,871

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.604%, 2-28-25	$36,666	36,666

Specialized Finance – 0.7%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	32,872	28,015
Lealand Finance Co. B.V., 0.000%, 6-30-24(D)(M)	123	80
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.113%, 6-30-24(D)	441	287
		28,382
Total Financials - 3.1%		130,152

Health Care

Health Care Facilities – 0.1%
Surgery Center Holdings, Inc., 4.500%, 8-31-26	5,478	5,509

Health Care Services – 2.0%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.604%, 4-30-25	33,019	32,692
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.125%, 7-26-26	50,562	50,847
		83,539
Total Health Care - 2.1%		89,048

Industrials

Building Products – 0.5%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps), 4.250%, 11-23-27	21,744	21,716

Construction & Engineering – 0.2%
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	9,455	9,089

Industrial Conglomerates – 1.8%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	73,805	74,017

Industrial Machinery – 1.3%
Form Technologies LLC (ICE LIBOR plus 475 bps), 5.750%, 7-22-25(D)	56,009	56,219

Research & Consulting Services – 0.2%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps), 5.250%, 3-17-28(D)	7,422	7,450

Total Industrials - 4.0%		168,491

Information Technology
Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 550 bps), 6.250%, 9-19-25	19,434	19,759

Communications Equipment – 1.0%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.586%, 11-30-25	34,573	31,865
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.836%, 11-30-26	16,995	10,003
		41,868

Data Processing & Outsourced Services – 2.0%
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps),
7.750%, 12-2-28(D)	15,289	15,557
CommerceHub, Inc. (ICE LIBOR plus 400 bps),
4.750%, 12-2-27(D)	14,387	14,441
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps),
8.250%, 5-1-25	27,193	27,037
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps),
4.000%, 5-1-24	28,027	27,384
		84,419

Internet Services & Infrastructure – 0.6%
Informatica LLC, 7.125%, 2-25-25	24,325	24,933

IT Consulting & Other Services – 1.2%
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	37,790	37,955
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-1-27	3,590	3,580
Ivanti Software, Inc. (1-Month U.S. LIBOR plus 475 bps), 5.750%, 12-1-27	8,704	8,726
		50,261

Total Information Technology - 5.3%		221,240

Materials

Construction Materials – 0.8%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.104%, 5-31-25	34,091	34,066

Specialty Chemicals – 0.1%
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 12-29-27	3,692	3,694
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps), 8.500%, 12-29-28	2,354	2,372
		6,066
Total Materials - 0.9%		40,132

TOTAL LOANS – 27.5%		$1,154,522
(Cost: $1,181,626)

SHORT-TERM SECURITIES	Shares

Money Market Funds (P) - 6.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(O)	24,658	24,658
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	241,153	241,153
		265,811

TOTAL SHORT-TERM SECURITIES – 6.4%		$265,811
(Cost: $265,811)

TOTAL INVESTMENT SECURITIES – 99.5%		$4,163,118
(Cost: $4,367,831)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		19,203

NET ASSETS – 100.0%		$4,182,321

Notes to Schedule of Investments

  * Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Restricted securities. At June 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

ASG Warrant Corp.	5-31-18	20	$1,206	$	–*
BIS Industries Ltd.	12-22-17	19,683	1,853		–*
EP Energy Corp.	10-6-20	127	2,455		12,519
Foresight Energy L.P.	6-30-20	1,117	21,917		18,795
Larchmont Resources LLC	12-8-16	18	6,189		18
Maritime Finance Co. Ltd.	9-19-13	1,750	25,496		4,628
New Cotai Participation Corp., Class B	9-29-20	20,316	194,452		64,422
Pinnacle Agriculture Enterprises LLC	3-10-17	130	22,291		–*
Sabine Oil & Gas Corp.	12-7-16	5	233		26
Studio City International Holdings Ltd. ADR	8-5-20	934	14,538		10,763
Targa Resources Corp., 9.500%	10-24-17	47	52,454		50,710

			$343,084		$161,881

The total value of these securities represented 3.9% of net assets at June 30, 2021.

(F)	All or a portion of securities with an aggregate value of $26,128 are on loan.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $2,114,348 or 50.6% of net assets.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar).

(O)	Investment made with cash collateral received from securities on loan.

(P)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following forward foreign currency contracts were outstanding at June 30, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation

Canadian Dollar	42,251	U.S. Dollar	34,902	9-24-21	Morgan Stanley International	$819	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Communication Services	$49,808	$—	$—
Consumer Discretionary	111,005	—	69,496
Consumer Staples	—	—	—	*
Energy	1,769	26,641	18,795
Financials	7,332	—	4,627
Industrials	—	—	—	*
Total Common Stocks	$169,914	$26,641	$92,918
Preferred Stocks	—	52,759	—
Warrants	309	—	—
Corporate Debt Securities	—	2,400,244	—
Loans	—	976,687	177,835
Short-Term Securities	265,811	—	—
Total	$436,034	$3,456,331	$270,753
Forward Foreign Currency Contracts	$—	$819	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 4-1-21	$113,060	$66,444
Net realized gain (loss)	(4,349)	75
Net change in unrealized appreciation (depreciation)	(4,309)	(3,811)
Purchases	-	56,079
Sales	-	(10,089)
Amortization/Accretion of premium/discount	-	(289)
Transfers into Level 3 during the period	-	69,426
Transfers out of Level 3 during the period	(11,484)	-
Ending Balance 6-30-21	$92,918	$177,835
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-21	$(8,658)	$(3,454)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$64,421	Market comparable approach	Financials	N/A
			Premium	20.00%
	18,795	Market comparable approach	Illiquidity discount	30.00%

	5,074	Market comparable approach	Adjusted EBITDA multiple	7.52x
	4,628	Market comparable approach	Adjusted book value multiple	1.00x
Loans	177,835	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,367,831

Gross unrealized appreciation	150,904

Gross unrealized depreciation	(355,617)

Net unrealized depreciation	$(204,713)